Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill Disclosure [Abstract]
Goodwill
Goodwill:

($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Balance at beginning of period	$850,652	$—
Additions:
Sky Growth Merger	—	850,652
Balance at end of period	$850,652	$850,652

As noted in Note 2, “Sky Growth Merger”, we were acquired through the Merger. Based upon purchase price allocation in accordance with FASB ASC 350-20-35-30, we recorded goodwill in the amount of $850,652 thousand at December 31, 2012, which was allocated to Par.
Goodwill is not being amortized, but is tested at least annually, on or about October 1st or whenever events or changes in business circumstances necessitate an evaluation for impairment using a fair value approach. The goodwill impairment test consists of a two-step process. The first step is to identify a potential impairment and the second step measures the amount of impairment, if any. Goodwill is deemed to be impaired if the carrying amount of a reporting unit exceeds its estimated fair value. As of October 1, 2012, Par performed its annual goodwill impairment assessment and concluded there was no impairment. No impairments of goodwill had been recognized through June 30, 2013.

Goodwill:

($ amounts in thousands)

	December 31, 2012	September 28, 2012	December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)
Balance at beginning of period	$0	$283,432	$63,729
Additions:
Sky Growth Merger	850,652	—	—
Anchen Acquisition	—	—	219,703
Edict Acquisition	—	29,905	—
Balance at end of period	$850,652	$313,337	$283,432

As noted in Note 2, “Sky Growth Merger”, we were acquired through a merger transaction with a wholly-owned subsidiary of Holdings. Based upon purchase price allocation in accordance with FASB ASC 350-20-35-30, we recorded goodwill which totaled $850,652 thousand at December 31, 2012, which was allocated to Par.
As noted in Note 4, “Edict Acquisition,” we acquired Edict for $36,600 thousand in aggregate consideration. Based upon our purchase price allocation, we recorded $29,905 thousand of incremental goodwill. This goodwill was allocated to Par.
As noted in Note 5, “Anchen Acquisition,” we acquired Anchen for $412,753 thousand in aggregate consideration. Based upon our purchase price allocation, we recorded $219,703 thousand of incremental goodwill at December 31, 2011. This goodwill was allocated to Par.
In 2004, we acquired all of the capital stock of Kali Laboratories, Inc., a generic pharmaceutical research and development company, for approximately $142,800 thousand in cash and warrants to purchase 150,000 shares of our common stock valued at approximately $2,500 thousand. The acquisition resulted in goodwill of $63,729 thousand, which was allocated to Par.
Goodwill is not being amortized, but is tested at least annually, on or about October 1st or whenever events or changes in business circumstances necessitate an evaluation for impairment using a fair value approach. The goodwill impairment test consists of a two-step process. The first step is to identify a potential impairment and the second step measures the amount of impairment, if any. Goodwill is deemed to be impaired if the carrying amount of a reporting unit exceeds its estimated fair value. As of October 1, 2012, Par performed its annual goodwill impairment assessment noting no impairment. No impairments of goodwill have been recognized through December 31, 2012.